Mercantile Funds, Inc.

Growth & Income Fund

Equity Income Fund

Equity Growth Fund

Capital Opportunities Fund

International Equity Fund

Diversified Real Estate Fund

(collectively, the “Funds”)

Supplement dated January 26, 2005

to the Class A and Class C Shares

Prospectus dated September 30, 2004

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The table on page 44 of the prospectus in the section entitled “Distributions and Taxes” is replaced with the following:

Fund	Dividends
Growth & Income Fund	Declared and paid every three months
Equity Income Fund	Declared and paid every three months
Equity Growth Fund	Declared and paid every six months
Capital Opportunities Fund	Declared and paid once a year
International Equity Fund	Declared and paid every six months
Diversified Real Estate Fund	Declared and paid every three months

Mercantile Funds, Inc.

Growth & Income Fund

Equity Income Fund

Equity Growth Fund

Capital Opportunities Fund

International Equity Fund

Diversified Real Estate Fund

Low Duration Bond Fund

Limited Maturity Bond Fund

Total Return Bond Fund

Maryland Tax-Exempt Bond Fund

Tax-Exempt Limited Maturity Bond Fund

National Tax-Exempt Bond Fund

Prime Money Market Fund

Government Money Market Fund

Tax-Exempt Money Market Fund

(collectively, the “Funds”)

Supplement dated January 26, 2005

to the Institutional Shares

Prospectus dated September 30, 2004

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The table on page 88 of the prospectus in the section entitled “Distributions and Taxes” is replaced with the following:

Fund	Dividends
All bond and money market funds	Declared daily, paid monthly
Growth & Income Fund	Declared and paid every three months
Equity Income Fund	Declared and paid every three months
Equity Growth Fund	Declared and paid every six months
Capital Opportunities Fund	Declared and paid once a year
International Equity Fund	Declared and paid every six months
Diversified Real Estate Fund	Declared and paid every three months